Advance for research collaboration	9 Months Ended
Sep. 30, 2024
Advance for research collaboration.
Advance for research collaboration
13.	Advance for research collaboration:

	September 30, 2024	December 31, 2023
Advance for research collaboration	$—	$1,300,000
On December 29, 2023, the Company entered into a
three-year
research collaboration agreement with Compass Pathways plc, a biotechnology company dedicated to accelerating patient access to evidence-based innovation in mental health to explore delivery models for investigational COMP360 psilocybin treatment (“COMP360”) upon regulatory approval by the U.S. Food and Drug Administration (“FDA”). The collaboration researches and investigates models for the delivery of scalable, commercial COMP360 within healthcare systems, assuming FDA approval.
The research collaboration agreement outlines a payout to the Company of $3,000,000 upon the completion of various milestones, with $1,300,000 received on signing. For the three and nine months ended September 30, 2024, the Company has recognized $200,000 and $1,500,000, respectively, in other revenue on the condensed interim consolidated statement of comprehensive loss (three and nine months ended September 30, 2023 – nil and nil, respectively). As at September 30, 2024, the Company has recorded nil in advance for research collaboration on the condensed interim consolidated balance sheet (December 31, 2023 – $1,300,000).